Accrued liabilities and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued liabilities and other payables
Accrued operating and administrative expenses	$ 4,909	$ 3,042
Accrued interest	2,382	2,641
Current tax payable	1,315	469
Current portion - provision for tax uncertainty (note 6)	2,603
Refund liabilities (note 4)	3,976	891
Lease liability	63	39
Other accruals and payables	857	150
Total accrued liabilities and other payables	$ 16,105	$ 7,232
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accounts Payable and Other Accrued Liabilities, Current	Accounts Payable and Other Accrued Liabilities, Current